Stock-Based Compensation	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

NOTE 7 – STOCK-BASED COMPENSATION

In February 2005, the Company’s stockholders approved the Company’s 2004 Recognition and Retention Plan. This plan provides for the grant of up to 113,910 shares of the Company’s common stock to eligible participants under this plan. As of March 31, 2017, 113,910 restricted shares under this plan were granted. In February 2005, the Company’s stockholders also approved the Company’s 2004 Stock Option and Incentive Plan. This plan provides for the grant of nonqualified and incentive stock options and stock appreciation rights to eligible participants under the plan. The plan provides for the grant of awards for up to 284,778 shares of the Company’s common stock. At March 31, 2017, 284,778 options had been granted under this plan to eligible participants.

In February 2008, the Company’s stockholders approved the Company’s 2008 Equity Incentive Plan. The aggregate number of shares of common stock reserved and available for issuance under the 2008 Equity Incentive Plan is 597,605 shares. Under this Plan, the Compensation Committee may grant stock options and stock appreciation rights that, upon exercise, result in the issuance of 426,860 shares of the Company’s common stock. The Committee may also grant shares of restricted stock and restricted stock units for an aggregate of 170,745 shares of Company common stock under this plan. As of March 31, 2017, 46,591 restricted shares under this plan were granted. As of March 31, 2017, 150,000 options had been granted to eligible participants.

Restricted shares granted to date under these plans were awarded at no cost to the employee and vest pro rata over a five-year period from the grant date. Options granted to date under these plans vest pro rata over a five-year period from the grant date. Unexercised, nonqualified stock options expire within 15 years of the grant date and unexercised incentive stock options expire within 10 years of the grant date.

Compensation expense related to restricted stock awards from both the 2004 Recognition and Retention Plan and the 2008 Equity Incentive Plan was $15 and $31 for the three and six months ended March 31, 2017, respectively. Compensation expense related to restricted stock awards from both the 2004 Recognition and Retention Plan and the 2008 Equity Incentive Plan was $26 and $53 for the three and six months ended March 31, 2016, respectively.

Restricted Common Stock Award

	March 31, 2017		September 30, 2016
	Number of Shares	Weighted Average Grant Price	Number of Shares	Weighted Average Grant Price
Restricted Shares
Unvested and outstanding at beginning of fiscal year	23,159	$9.59	46,857	$7.59
Granted	2,500	11.04	11,591	10.98
Vested	(3,532)	7.96	(13,127)	7.17
Forfeited	—	—	(22,162)	7.54

Unvested and outstanding fiscal to date	22,127	$10.01	23,159	$9.59

The Company accounts for stock-based employee compensation related to the Company’s 2004 Stock Option and Incentive Plan and the 2008 Equity Incentive Plan using the fair-value-based method. Accordingly, management records compensation expense based on the value of the award as measured on the grant date and then the Company recognizes that cost over the vesting period for the award. The compensation cost recognized for stock-based employee compensation related to both plans for the three and six month periods ended March 31, 2017 was $8 and $15, respectively. The compensation cost recognized for stock-based employee compensation related to both plans for the three and six month periods ended March 31, 2016 was $16 and $32, respectively.

Common Stock Option Awards

	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
2017
Outstanding at September 30, 2016	140,706	$8.67
Granted	—	—
Exercised	(7,100)	8.28
Forfeited or expired	—

Outstanding at March 31, 2017	133,606	$8.69	6.70

Exercisable at March 31, 2017	62,612	$7.58	4.47	$392

Fully vested and expected to vest	133,606	$8.69	6.70	$693

2016
Outstanding at September 30, 2015	171,737	$7.46
Granted	55,000	10.00
Exercised	(43,515)
Forfeited or expired	(42,516)

Outstanding at September 30, 2016	140,706	$8.67	7.22

Exercisable at September 30, 2016	49,520	$7.27	4.09	$194

Fully vested and expected to vest	140,706	$8.67	7.22	$354

Information related to the 2004 Stock Option and Incentive Plan and 2008 Equity Incentive Plan during each year follows:

	2017	2016
Intrinsic value of options exercised	$30	$131
Cash received from options exercised	$59	$289
Tax benefit realized from options exercised	$—	$—

Set forth below is a table showing relevant assumptions used in calculating stock option expense related to the Company’s 2004 Stock Option and Incentive Plan and 2008 Equity Incentive Plan:

	2017	2016
Dividend yield	—%	1.02%
Risk-free interest rate	—%	1.7%
Weighted average expected life (years)	NA	10
Expected volatility	—%	5%

NOTE 14—STOCK-BASED COMPENSATION

In February 2005, the Company’s stockholders approved the Company’s 2004 Recognition and Retention Plan. This plan provides for the grant of up to 113,910 shares of the Company’s common stock to eligible participants under this plan. As of September 30, 2016, 113,910 restricted shares under this plan were granted. In February 2005, the Company’s stockholders also approved the Company’s 2004 Stock Option and Incentive Plan. This plan provides for the grant of nonqualified and incentive stock options and stock appreciation rights to eligible participants under the plan. The plan provides for the grant of awards for up to 284,778 shares of the Company’s common stock. As of September 30, 2016, 284,778 options had been granted to eligible participants.

In February 2008, the Company’s stockholders approved the Company’s 2008 Equity Incentive Plan. The aggregate number of shares of common stock reserved and available for issuance under the 2008 Equity Incentive Plan is 597,605 shares. Under the Plan, the Compensation Committee may grant stock options and stock appreciation rights that, upon exercise, result in the issuance of 426,860 shares of the Company’s common stock. The Committee may also grant shares of restricted stock and restricted stock units for an aggregate of 170,745 shares of Company common stock under this plan. As of September 30, 2016, 44,091 restricted shares under this plan were granted. As of September 30, 2016, 150,000 options had been granted to eligible participants.

Restricted shares granted to date under these plans were awarded at no cost to the employee and vest pro rata over a five-year period from the grant date. Options granted to date under these plans vest pro rata over a five-year period from the grant date. Unexercised, nonqualified stock options expire within 15 years of the grant date and unexercised incentive stock options expire within 10 years of the grant date.

Compensation expense related to restricted stock awards from both the 2004 Recognition and Retention Plan and the 2008 Equity Incentive Plan were $46 and $96 for the years ended September 30, 2016 and 2015, respectively.

Restricted Common Stock Awards
	2016		2015
	Number of Shares	Weighted Average Grant Price	Number of Shares	Weighted Average Grant Price
Restricted Shares
Unvested and outstanding at beginning of year	46,857	$7.59	41,014	$6.51
Granted	11,591	10.98	17,500	9.20
Vested	(13,127)	7.17	(11,657)	6.18
Forfeited	(22,162)	7.54	—	—

Unvested and outstanding at end of year	23,159	$9.59	46,857	$7.59

The Company accounts for stock-based employee compensation related to the Company’s 2004 Stock Option and Incentive Plan and the 2008 Equity Incentive Plan using the fair-value-based method. Accordingly, management records compensation expense based on the value of the award as measured on the grant date and then the Company recognizes that cost over the vesting period for the award. The compensation cost recognized for stock-based employee compensation from both plans for the years ended September 30, 2016 and 2015 was $33 and $59, respectively.

Common Stock Option Awards
	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
2016
Outstanding at beginning of year	171,737	$7.46
Granted	55,000	10.00
Exercised	(43,515)
Forfeited or expired	(42,516)

Outstanding at end of year	140,706	$8.67	7.22

Exercisable at end of year	49,520	$7.27	4.09	$194

Fully vested and expected to vest	140,706	$8.67	7.22	$354

2015
Outstanding at beginning of year	179,192	$6.52
Granted	50,000	9.20
Exercised	(51,955)
Forfeited or expired	(5,500)

Outstanding at end of year	171,737	$7.46	7.58

Exercisable at end of year	63,764	$6.79	5.33

Fully vested and expected to vest	171,737	$7.46	7.58

Information related to the 2004 Stock Option and Incentive Plan and 2008 Equity Incentive Plan during each year follows:

	2016	2015
Intrinsic value of options exercised	$131	$180
Cash received from options exercised	$289	$299
Tax benefit realized from options exercised	$—	$9

Set forth below is a table showing relevant assumptions used in calculating stock option expense related to the Company’s 2004 Stock Option and Incentive Plan and 2008 Equity Incentive Plan:

	2016	2015
Dividend yield	1.02%	0.88%
Risk-free interest rate	1.7%	2.1%
Weighted average expected life (years)	10	10
Expected volatility	5%	2%